MoA Retirement Income Fund Investment Objectives and Goals - MoA Retirement Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MoA Retirement Income Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.